Segmented information (Tables)	12 Months Ended
Dec. 31, 2022
Segmented information
Summary of segment operations

	Year Ended December 31, 2022
	Canada	USA	France	Netherlands	Germany	Ireland	Australia	Corporate	Total
Total assets	3,612,487	618,116	823,544	240,276	398,612	465,643	249,253	583,127	6,991,058
Drilling and development	275,203	63,353	44,250	21,629	25,087	3,030	95,173	331	528,056
Exploration and evaluation	—	—	2	23	1,070	—	—	22,666	23,761

Crude oil and condensate sales	910,863	130,150	365,431	2,119	62,464	15	221,187	—	1,692,229
NGL sales	114,128	19,385	—	—	—	—	—	—	133,513
Natural gas sales	319,293	16,698	—	560,738	418,796	324,330	—	10,797	1,650,652
Sales of purchased commodities	—	—	—	—	—	—	—	244,834	244,834
Royalties	(196,005)	(44,427)	(40,353)	(512)	(21,232)	—	—	(3,488)	(306,017)
Revenue from external customers	1,148,279	121,806	325,078	562,345	460,028	324,345	221,187	252,143	3,415,211
Purchased commodities	—	—	—	—	—	—	—	(244,834)	(244,834)
Transportation	(44,849)	(618)	(20,100)	—	(9,751)	(3,578)	—	—	(78,896)
Operating	(240,899)	(27,372)	(57,588)	(45,903)	(41,523)	(16,580)	(57,478)	(1,691)	(489,034)
General and administration	(28,643)	(5,863)	(16,444)	(4,255)	(6,949)	122	(4,964)	9,319	(57,677)
PRRT	—	—	—	—	—	—	(18,318)	—	(18,318)
Corporate income taxes	(10)	—	(29,889)	(150,647)	(31,513)	—	5,016	(1,110)	(208,153)
Windfall taxes	—	—	—	—	—	—	—	(222,859)	(222,859)
Interest expense	—	—	—	—	—	—	—	(82,858)	(82,858)
Realized loss on derivative instruments	—	—	—	—	—	—	—	(405,894)	(405,894)
Realized foreign exchange gain	—	—	—	—	—	—	—	15,195	15,195
Realized other income	—	—	—	—	—	—	—	12,982	12,982
Fund flows from operations	833,878	87,953	201,057	361,540	370,292	304,309	145,443	(669,607)	1,634,865

	Year Ended December 31, 2021
	Canada	USA	France	Netherlands	Germany	Ireland	Australia	Corporate	Total
Total assets	3,100,322	545,296	771,707	227,779	422,030	427,362	217,852	192,975	5,905,323
Drilling and development	190,242	32,540	39,587	20,198	19,234	1,261	34,785	1,543	339,390
Exploration and evaluation	—	—	121	6,839	1,073	—	—	27,373	35,406

Crude oil and condensate sales	625,053	80,208	279,263	2,640	32,607	23	143,014	—	1,162,808
NGL sales	86,932	17,723	—	—	—	—	—	—	104,655
Natural gas sales	189,790	14,484	—	293,083	99,328	214,402	—	1,211	812,298
Sales of purchased commodities	—	—	—	—	—	—	—	147,091	147,091
Royalties	(113,651)	(30,747)	(37,666)	(873)	(2,847)	—	—	(338)	(186,122)
Revenue from external customers	788,124	81,668	241,597	294,850	129,088	214,425	143,014	147,964	2,040,730
Purchased commodities	—	—	—	—	—	—	—	(147,091)	(147,091)
Transportation	(38,764)	(1,336)	(26,497)	—	(6,359)	(4,205)	—	—	(77,161)
Operating	(215,378)	(16,992)	(52,147)	(35,269)	(27,149)	(14,889)	(50,748)	(441)	(413,013)
General and administration	(18,380)	(4,563)	(10,954)	(1,243)	(5,257)	9	(3,457)	(9,032)	(52,877)
PRRT	—	—	—	—	—	—	(15,688)	—	(15,688)
Corporate income taxes	—	—	9,120	(46,567)	—	—	5,759	1,522	(30,166)
Interest expense	—	—	—	—	—	—	—	(73,075)	(73,075)
Realized loss on derivative instruments	—	—	—	—	—	—	—	(327,384)	(327,384)
Realized foreign exchange loss	—	—	—	—	—	—	—	(6,613)	(6,613)
Realized other income	—	—	—	—	—	—	—	22,200	22,200
Fund flows from operations	515,602	58,777	161,119	211,771	90,323	195,340	78,880	(391,950)	919,862

Reconciliation of fund flows from operations to net earnings:

	Year Ended
	Dec 31, 2022	Dec 31, 2021
Fund flows from operations	1,634,865	919,862
Equity based compensation	(44,390)	(41,565)
Unrealized gain (loss) on derivative instruments	540,801	(181,094)
Unrealized foreign exchange (loss) gain	(84,464)	(64,963)
Accretion	(58,170)	(43,552)
Depletion and depreciation	(577,134)	(571,688)
Deferred tax expense	(288,707)	(187,343)
Gain on business combinations	—	17,198
Impairment reversal	192,094	1,302,619
Unrealized other expense	(1,833)	(778)
Net earnings	1,313,062	1,148,696